MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
MARKETABLE SECURITIES.
Schedule of available-for-sale marketable securities

	December 31, 2024
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
Maturing within one year:
Corporate bonds	$3,241	$—	$(22)	$3,219
Maturing between one to five years:
Corporate bonds	28,343	—	(1,250)	27,093
Governmental bonds	1,715	—	(83)	1,632

Balance as of December 31, 2024	$33,299	$—	$(1,355)	$31,944

	December 31, 2023
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
Maturing within one year:
Corporate bonds	$6,128	$—	$(163)	$5,965
Governmental bonds	$967	$—	$(10)	$957
Maturing between one to five years:
Corporate bonds	69,137	—	(4,476)	64,661
Governmental bonds	1,744	—	(157)	1,587

Balance as of December 31, 2023	$77,976	$—	$(4,806)	$73,170

Schedule of position of gross unrealized losses and fair values

	Less than 12 months		12 months and greater
		Gross		Gross
		unrealized		unrealized
	Fair value	loss	Fair value	loss
As of December 31, 2024	$—	$—	$31,944	$(1,355)

	Less than 12 months		12 months and greater
		Gross		Gross
		unrealized		unrealized
	Fair value	loss	Fair value	loss

As of December 31, 2023	$—	$—	$73,170	$(4,806)